PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2017

Cost:
Computers, manufacturing, peripheral equipment	$90,397	$100,027
Office furniture and equipment	2,938	2,954
Leasehold improvements	1,079	1,148

	94,414	104,129
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	63,656	70,956
Office furniture and equipment	2,435	2,502
Leasehold improvements	763	801

	66,854	74,259

Depreciated cost	$27,560	$29,870

Depreciation expenses for the years ended December 31, 2015, 2016 and 2017 were $ 10,338, $ 8,389 and $ 7,661 respectively.

Changes of property and equipment not resulted in cash flow outflows as of December 31, 2016 and 2017 amounted of $ (1,221) and $ 1,508.